UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital (IOM) Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond            British Isles                   11/02/05
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        22

Form 13F Information Table Value Total:  $345,060
                                          -------
                                         (thousands)


List of Other Included Managers:


NONE

                                                     FORM 13F INFORMATION TABLE
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          COLUMN 1        COL 2            COLUMN 3      COLUMN 4        COLUMN 5             COL 6  COL 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                 TITLE                                                                          VOTING AUTHORITY
                                 OF                            VALUE     SHRS OR   SH/ PUT/  INVSTMT OTHER ------------------------
       NAME OF ISSUER            CLASS           CUSIP        (X$1000)   PRN AMT   PRN CALL  DSCRTN  MNGRS  SOLE     SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------

AMERICA MOVIL S A DE C V         SPON ADR L SHS  02364W 10 5     4,232      160,800 SH        Sole           160,800
AU OPTRONICS CORP                SPONSORED ADR   002255 10 7     1,197       92,490 SH        Sole            92,490
BANCO ITAU HLDG FINANCIERA S     SP ADR 500 PFD  059602 20 1       782        6,591 SH        Sole             6,591
CENTRAL EURO MEDIA ENTERP        CL A NEW        G20045 20 2    37,114      702,799 SH        Sole           702,799
CHINA UNICOM LTD                 SPONSORED ADR   16945R 10 4       912      110,132 SH        Sole           110,132
CHUNGWA TELECOM CO LTD           SPONSORED ADR   17133Q 20 5     4,586      247,704 SH        Sole           247,704
CPFL ENERGIA SA                  SPONSORED ADR   126153 10 5     1,661       52,190 SH        Sole            52,190
COMPANIA DE TELECOMUNICS CHI     SPON ADR NEW    204449 30 0     1,304      120,307 SH        Sole           120,307
COMPANHIA VALE DO RIO DOCE       SPON ADR PFD    204412 10 0     3,151       80,997 SH        Sole            80,997
ENERSIS S A                      SPONSORED ADR   29274F 10 4       686       60,080 SH        Sole            60,080
GRUPO TELEVISA SA DE CV          SP ADR REP ORD  40049J 20 6     2,104       29,359 SH        Sole            29,359
ISHARES INC                      MSCI SINGAPORE  464286 67 3    21,139    2,649,000 SH        Sole         2,649,000
KOOKMIN BK NEW                   SPONSORED ADR   50049M 10 9     3,373       56,895 SH        Sole            56,895
KOREA FD                         COM             500634 10 0     4,145      124,464 SH        Sole           124,464
MOBILE TELESYSTEMS OJSC          SPONSORED ADR   607409 10 9   118,496    2,914,325 SH        Sole         2,914,325
PETROKAZAKHSTAN INC              COM             71649P 10 2     2,308       42,411 SH        Sole            42,411
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR   71654V 10 1    27,654      434,073 SH        Sole           434,073
SASOL LTD                        SPONSORED ADR   803866 30 0       313        8,105 SH        Sole             8,105
TAIWAN FD INC                    COM             874036 10 6     3,911      289,741 SH        Sole           289,741
TELEMIG CELULAR PART S A         SPON ADR PFD    87944E 10 5     1,615       47,723 SH        Sole            47,723
TENARIS S A                      SPONSORED ADR   88031M 10 9     1,572       11,410 SH        Sole            11,410
OPEN JT STK CO - VIMPEL COMMUN   SPONSORED ADR   68370R 10 9   102,805    2,316,999 SH        Sole         2,316,999

Grand Total                                           US'000   345,060   10,558,595                       10,558,595






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